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Terrence O. Davis (404) 817-8531 terrence.davis@hklaw.com

August 3, 2015

VIA EDGAR
U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
 Washington, DC 20549
Re:	Leeward Investment Trust (File Nos. 333-171279 and 811-22507); on behalf of the Oakhurst Defined Risk Fund ("Fund"), a series of the Leeward Investment Trust
Ladies and Gentlemen:
On behalf of Leeward Investment Trust, a registered open-end investment company (the "Trust"), we submit with this letter, electronic filing, a preliminary proxy statement on behalf of the Oakhurst Defined Risk Fund, a series of the Trust (the "Fund"). The primary purpose of the proxy statement is to solicit shareholder approval of an Investment Advisory Agreement between the Fund and OBP Capital, LLC ("OBP"), as well as an Investment Sub-Advisory Agreement between OBP and Lido Advisors, LLC ("Lido"). OBP presently is acting as the investment advisor to the Fund pursuant to the terms of an interim investment advisory agreement. Lido is acting as the investment sub-advisor to the Fund pursuant to the terms of an interim investment sub-advisory agreement.
If you have any questions concerning the foregoing, please contact the undersigned at 404.817.8731.

Yours truly,

/s/ Terrence O. Davis
Terrence O. Davis

cc:	Deborah Skeens Division of Investment Management Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549